Note 9 - Retirement Plans	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
9.
Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Annual contributions are made to the Plan sufficient to satisfy legal funding requirements.

The following tables provide a reconciliation of the changes in the Plan’s benefit obligation and fair value of plan assets over the two
-year period ended
March
31,
2018
and a statement of the unfunded status as of
March
31,
2018
and
2017:

	2018	2017
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$216,022	$214,036
Merge the Gray Plan into the Seneca Plan	3,796	-
Service cost	8,457	8,375
Interest cost	8,125	7,633
Plan amendments	-	92
Actuarial loss (gain)	7,714	(3,201)
Benefit payments and expenses	(7,980)	(10,913)
Benefit obligation at end of year	$236,134	$216,022

Change in Plan Assets

Fair value of plan assets at beginning of year	$207,829	$176,238
Merge the Gray Plan into the Seneca Plan	3,300	-
Actual gain on plan assets	6,963	34,304
Employer contributions	2,732	8,200
Benefit payments and expenses	(7,980)	(10,913)
Fair value of plan assets at end of year	$212,844	$207,829

Unfunded Status	$(23,290)	$(8,193)

The unfunded status increased by
$15.1
million during
2018
reflecting the actual fair value of plan assets and the projected benefit obligation as of
March 31, 2018.
This unfunded status increase was recognized via the actual gain on plan assets and the increase in accumulated other comprehensive loss of
$11.7
million after the income tax expense of
$3.9
million. The increase in projected benefit obligation was a function of using the full yield curve approach, a decrease in the discount rate from
4.35%
to
4.14%
and the change to using an updated mortality table. During
2018,
the Company converted to the
2006
base rates from the RP-
2016
mortality study with the Blue Collar adjustment, with a generational projection of future mortality improvements from
2006
using Scale MP-
2017
for calculating the pension obligation in
2018
and the related pension expense in
2019.
Effective
March 31, 2016,
the Company elected to change the approach used to calculate the service and interest cost components of the net periodic benefit cost for its pension and postretirement benefit plans to provide a more precise measurement of service and interest costs. Historically, the Company calculated the service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. Now the new estimate utilizes a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to their underlying projected cash flows. The change does not
affect the measurement of pension and postretirement obligations and is accounted for as a change in accounting estimate, which is applied prospectively.

Plan assets increased from
$207.8
million as of
March 31, 2017
to
$212.8
million as of
March 31, 2018
due to a gain on plan assets of
$6.9
million from a continued recovery in market conditions, a
$2.7
million contribution by the Company and the merger of the Gray Plan of
$3.3
million.  These increases were partially offset by
$8.0
million in benefit payments.  The Company made this contribution to maintain its funding status at an acceptable level.

	2018	2017
	(In thousands)
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss

Prior service cost	$(707)	$(826)
Net loss	(33,415)	(17,580)
Accumulated other comprehensive pre-tax loss	$(34,122)	$(18,406)

Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2017	$(11,175)

Other comprehensive loss before reclassifications	(11,483)
Reclassified of certain tax effects of accumulated other comprehensive loss in connection with the new Tax Cuts and Jobs Act	(2,409)
Net current period other comprehensive loss	(13,892)
Balance at March 31, 2018	$(25,067)

The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2018, 2017, and 2016:

	2018	2017	2016
	(In thousands)
Service cost	$8,457	$8,375	$10,502
Interest cost	8,125	7,633	8,902
Expected return on plan assets	(15,050)	(12,696)	(11,685)
Amortization of net loss	106	2,858	3,854
Prior service cost	119	109	109
Net periodic benefit cost	$1,757	$6,279	$11,682

The Plan’s accumulated benefit obligation was
$217.3
million at
March
31,
2018
and
$199.2
million at
March 31, 2017.

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of
10%
of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

The assumptions used to measure the Company’s benefit obligation and pension expense are shown in the following table:

	2018	2017

Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	4.14%	4.35%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - pension expense	4.35%	4.34%
Discount rate - service cost	4.58%	4.67%
Discount rate - interest cost	3.74%	3.62%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2019	2018	2017

Plan Assets

Equity securities	99%	99%	99%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1%	1%	1%
Total	100%	100%	100%

All securities, which are valued at fair market value, are considered to be level 1, due to their public active market.

	2018	2017
	Market Value	Market Value
	(In thousands)
Assets by Industry Type

Asset Category
Cash and cash equivalents:
Money market funds	$595	$1,585
Total cash and cash equivalents	595	1,585
Common equity securities:
Materials	10,685	10,952
Industrials	21,738	25,383
Telecommunication services	18,120	18,060
Consumer staples	32,543	43,641
Energy	20,017	16,110
Financials	37,634	33,818
Health care	20,702	17,587
Information technology	19,945	13,887
Utilities	30,865	26,806
Total common equity securities	212,249	206,244
Total assets	$212,844	$207,829

Expected Return on Plan Assets

The expected long-term rate of return on Plan assets is
7.25%.
The Company expects
7.25%
to fall within the
40
-to-
50
 percentile range of returns on investment portfolios with asset diversification similar to that of the Plan’s target asset allocation.

Investment Policy and Strategy

The Company maintains an investment policy designed to achieve a long-term rate of return, including investment income through dividends and equity appreciation, sufficient to meet the actuarial requirements of the Plan. The Company seeks to accomplish its return objectives by prudently investing in a diversified portfolio of public company equities with broad industry representation seeking to provide long-term growth consistent with the performance of relevant market indices, as well as maintain an adequate level of liquidity for pension distributions as they fall due. The strategy of being fully invested in equities has historically provided greater rates of return over extended periods of time. The Company’s gain on plan assets during
2018
was
3.2%
as compared to the S&P
500
unaudited gain (excluding dividends) of
11.8%.
Plan assets include Company common stock with a fair market value of
$15.3
million as of
March
31,
2018
and
$18.4
million as of
March
31,
2017.

Cash Flows

Expected contributions for fiscal year ending
March
31,
2019
(in thousands):

Expected Employer Contributions	$-
Expected Employee Contributions	-

Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 ( in thousands):

2019	$8,568
2020	9,201
2021	9,935
2022	10,586
2023	11,304
2024-2028	66,955

401
(k) Plans

The Company also has employees’ savings
401
(k) plans covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Participants may
make contributions up to the legal limit. The Company’s matching contributions are discretionary. Costs charged to operations for the Company’s matching contributions amounted to
$1.6
 million,
$1.9
million, and
$1.8
million in fiscal
2018,
2017,
and
2016,
respectively. In fiscal
2018
and
2017,
the matching contribution was entirely treasury stock. This stock portion of the matching contribution is valued at current market value at the time of the contribution to the
401
(k) Plan while the treasury stock is valued at cost when purchased.

Multi-employer Plan

The Company contributes to the Teamsters California State Council of Cannery and Food Processing Unions, International Brotherhood of Teamsters Pension Fund (Western Conference of Teamsters Pension Plan#
91
-
6145047/001
) ("Teamsters Plan") under the terms of a collective-bargaining agreement with some of its Modesto, California employees. The term of the current collective bargaining agreement is
June 1, 2015
through
June 30, 2018.

For the fiscal years ended
March 31, 2018,
2017
and
2016,
contributions to the Teamsters Plan were
$2.6
million,
$2.3
million and
$2.5
million, respectively. The contributions to this plan are paid monthly based upon the number of hours worked by covered employees. They represent less than
5%
of the total contributions received by this plan during the most recent plan year.

The risks of participating in multi-employer plans are different from single-employer plans in the following aspects: (a) assets contributed to a multi-employer plan by one
employer
may
be used to provide benefits to employees of other participating employers, (b) if a participating employer stops contributing to the multi-employer plan, the unfunded obligations of the plan may
be borne by the remaining participating employers and (c) if the Company chooses to stop participating in the plan, the Company may
be required to pay a withdrawal liability based on the underfunded status of the plan.

The Teamsters Plan received a Pension Protection Act “green” zone status for the plan year beginning
January 1, 2017.
The zone status is based on information the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the green zone are at least
80
percent funded.

During
2018,
the Company was in the process of exiting this Plan. See Note
14,
Plant Restructuring for details.